Redeemable Noncontrolling Interest (Tables)	12 Months Ended
Dec. 02, 2012
Redeemable Noncontrolling Interest
Schedule of reconciliation of redeemable noncontrolling interests

A reconciliation of redeemable noncontrolling interests for the year ended December 2, 2012 is as follows (in thousands):

Balance, beginning of period	$—
Acquisition of redeemable noncontrolling interest	12,222
Net loss attributable to noncontrolling interest	(1,187)

Balance, end of period	$11,035